Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	jpmmfit_SupplementTextBlock
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017

to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Growth Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmmfit_SupplementTextBlock
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017

to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.